Bahl & Gaynor Dividend ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 3.5%
Alphabet, Inc. - Class A	51,289	$7,931,331
Meta Platforms, Inc. - Class A	23,191	13,366,365
		21,297,696

Consumer Discretionary - 6.0%
DR Horton, Inc.	28,260	3,592,694
Home Depot, Inc.	32,625	11,956,736
TJX Companies, Inc.	177,129	21,574,312
		37,123,742

Consumer Staples - 6.8%
Keurig Dr Pepper, Inc.	180,215	6,166,957
Mondelez International, Inc. - Class A	269,691	18,298,534
PepsiCo, Inc.	37,956	5,691,123
Procter & Gamble Company	48,731	8,304,737
Walmart, Inc.	38,096	3,344,448
		41,805,799

Energy - 7.4%
Chevron Corporation	36,989	6,187,890
Phillips 66	29,988	3,702,918
Targa Resources Corporation	90,022	18,046,710
Williams Companies, Inc.	289,672	17,310,799
		45,248,317

Financials - 17.3%
American Financial Group, Inc.	41,708	5,477,929
Apollo Global Management, Inc.	88,481	12,116,588
Cboe Global Markets, Inc.	27,863	6,305,118
CME Group, Inc.	14,353	3,807,707
Evercore, Inc. - Class A	26,441	5,280,797
Hartford Insurance Group, Inc.	133,429	16,509,170
JPMorgan Chase & Company	44,073	10,811,107
KKR & Company, Inc.	67,277	7,777,894
Marsh & McLennan Companies, Inc.	94,339	23,021,546
Reinsurance Group of America, Inc.	34,179	6,729,845
Travelers Companies, Inc.	35,969	9,512,362
		107,350,063

Health Care - 15.3%
AbbVie, Inc.	98,582	20,654,901
Eli Lilly & Company	37,904	31,305,292
Encompass Health Corporation	64,490	6,531,547
Stryker Corporation	28,166	10,484,794
UnitedHealth Group, Inc.	32,644	17,097,295
Zoetis, Inc.	47,405	7,805,233
		93,879,062

Industrials - 18.5%
Booz Allen Hamilton Holding Corporation	83,931	8,777,504
Broadridge Financial Solutions, Inc.	103,757	25,156,921
Carlisle Companies, Inc.	37,829	12,880,775
Cintas Corporation	116,337	23,910,744
Hubbell, Inc.	7,556	2,500,356
L3Harris Technologies, Inc.	26,392	5,524,110
Parker-Hannifin Corporation	12,039	7,317,906
Snap-on, Inc.	20,666	6,964,649
Union Pacific Corporation	23,155	5,470,137
Waste Management, Inc.	68,075	15,760,043
		114,263,145

Information Technology - 16.7%
Accenture PLC - Class A	25,847	8,065,298
Analog Devices, Inc.	43,142	8,700,447
Broadcom, Inc.	151,400	25,348,902
Motorola Solutions, Inc.	55,668	24,372,007
Oracle Corporation	58,477	8,175,669
QUALCOMM, Inc.	21,865	3,358,683
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	147,003	24,402,498
		102,423,504

Materials - 3.1%
Air Products and Chemicals, Inc.	36,967	10,902,308
Avery Dennison Corporation	44,433	7,907,741
		18,810,049

Real Estate - 0.6%
Prologis, Inc.	32,409	3,623,002

Utilities - 4.5%
CMS Energy Corporation	80,273	6,029,305
NextEra Energy, Inc.	187,931	13,322,429
Sempra	118,506	8,456,588
		27,808,322
TOTAL COMMON STOCKS (Cost $549,585,201)		613,632,701

SHORT-TERM INVESTMENTS - 0.4%		Value
U.S. Treasury Bills - 0.4%	Par
4.19%, 06/05/2025 (a)	22,000	21,834
4.19%, 06/12/2025 (a)	278,000	275,673
4.19%, 06/20/2025 (a)	110,000	108,974
4.20%, 06/26/2025 (a)	1,937,000	1,917,612
TOTAL SHORT-TERM INVESTMENTS (Cost $2,324,363)		2,324,093

TOTAL INVESTMENTS - 100.1% (Cost $551,909,564)		615,956,794
Liabilities in Excess of Other Assets - (0.1)%		(456,485)
TOTAL NET ASSETS - 100.0%		$615,500,309
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown is the annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Bahl & Gaynor Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$613,632,701	$–	$–	$613,632,701
U.S. Treasury Bills	–	2,324,093	–	2,324,093
Total Investments	$613,632,701	$2,324,093	$–	$615,956,794

Refer to the Schedule of Investments for further disaggregation of investment categories.